Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		$ 100,420	$ 100,420
Accumulated Amortization		(47,966)	(45,156)
Transfer/ Write off		0	0
Net Book Value		52,454	55,264
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		53,152	53,152
Accumulated Amortization		(11,838)	(10,889)
Transfer/ Write off		0	0
Net Book Value		41,314	42,263
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		35,490	35,490
Accumulated Amortization		(19,520)	(17,745)
Transfer/ Write off		0	0
Net Book Value		15,970	17,745
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[1]	32,492	11,548
Accumulated Amortization	[1]	(2,143)	0
Transfer/ Write off	[1]	(1,150)	(10,398)
Net Book Value	[1]	29,199	1,150
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		221,554	200,610
Accumulated Amortization		(81,467)	(73,790)
Transfer/ Write off		(1,150)	(10,398)
Net Book Value		$ 138,937	$ 116,422

[1]	During the year ended December 31, 2018, acquisition costs of $1,150 of favorable lease terms were capitalized as part of the cost of one vessel due to the exercise of the purchase option (See also Note 2(n)). As of December 31, 2018, intangible assets associated with the favorable lease terms included an amount of $31,342 associated with the favorable lease terms of certain charter out contracts of Navios Containers which were recognized as of November 30, 2018 (see Note 3). As of December 31, 2017, intangible assets associated with the favorable lease terms included an amount of $1,150 related to purchase option for a vessel. During the year ended December 31, 2017, acquisition costs of $10,398 and accumulated amortization of $7,001 of favorable lease terms were considered impaired and were written off resulting in a loss of $3,397 included in the statement of comprehensive (loss)/income within the caption of “Impairment losses”.